Document and Entity Information	May 21, 2026
Entity Listings [Line Items]
Entity Registrant Name	BRUKER CORPORATION
Amendment Flag	true
Amendment Description	The sole purpose of this amendment on Form 8-K/A to the Registrant’s Current Report on Form 8-K filed on May 21, 2026 (the “Original Report”) is to include Inline XBRL data tagging which was inadvertently omitted on the cover page of the Original Report for the 6.375% Mandatory Convertible Preferred Stock, Series A, $0.01 par value per share. This filing does not otherwise modify or update in any way disclosures made in the Original Report.
Entity Central Index Key	0001109354
Document Type	8-K/A
Document Period End Date	May 21, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-30833
Entity Tax Identification Number	04-3110160
Entity Address, Address Line One	40 Manning Road
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	978
Local Phone Number	663-3660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Listings [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	BRKR
Security Exchange Name	NASDAQ
Six Point Three Seven Five Percentage Mandatory Convertible Preferred Stock, Series A [Member]
Entity Listings [Line Items]
Security 12b Title	6.375% Mandatory Convertible Preferred Stock, Series A, $0.01 par value per share
Trading Symbol	BRKRP
Security Exchange Name	NASDAQ